CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	12 Months Ended
Aug. 31, 2019
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH

25.     CASH AND CASH EQUIVALENTS AND RESTRICTED CASH

For the purpose of the combined and consolidated statement of cash flows, cash and cash equivalents, and restricted cash included cash on hand and in banks and restricted cash. Cash and cash equivalents, and restricted cash at the end of reporting year end as shown in the combined and consolidated statements of cash flows can be reconciled to the related items in the consolidated balance sheets as follow:

	As of August 31
	2018	2019
	RMB	RMB
Cash and cash equivalents	3,153,852	3,246,995
Restricted cash	10,229	18,019
Total	3,164,081	3,265,014